Dec. 29, 2015

GOLDMAN SACHS TRUST

Goldman Sachs Global Tax-Aware Equity Portfolios

Class A Shares and Institutional Shares of the

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Goldman Sachs Tax-Advantaged Global Equity Portfolio

(collectively, the “Portfolios”)

Supplement dated November 9, 2016 to the

Prospectus and Summary Prospectuses, each dated December 29, 2015 (the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

The Average Annual Total Return tables in the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Performance” section of the Prospectus and the “Performance” section of the Goldman Sachs Enhanced Dividend Global Equity Portfolio’s Summary Prospectus are replaced with the following:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2014	1 Year	5 Years	Since Inception
Class A Shares (Inception 04/30/08)
Returns Before Taxes	–1.77%	8.42%	4.51%
Returns After Taxes on Distributions	–2.99%	7.52%	3.75%
Returns After Taxes on Distributions and Sale of Portfolio Shares	0.05%	6.68%	3.56%
Institutional Shares (Inception 04/30/08)
Returns Before Taxes	4.32%	10.09%	5.82%
EDGE Composite Index (reflects no deduction for fees or expenses)	4.06%	9.11%	4.25%
MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	3.84%	9.47%	3.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	5.97%	4.45%	4.71%

The Average Annual Total Return tables in the “Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary—Performance” section of the Prospectus and the “Performance” section of the Goldman Sachs Tax-Advantaged Global Equity Portfolio’s Summary Prospectus are replaced with the following:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2014	1 Year	5 Years	Since Inception
Class A Shares (Inception 04/30/08)
Returns Before Taxes	–0.41%	10.23%	5.16%
Returns After Taxes on Distributions	–1.03%	9.75%	4.72%
Returns After Taxes on Distributions and Sale of Portfolio Shares	0.27%	8.10%	4.02%
Institutional Shares (Inception 04/30/08)
Returns Before Taxes	5.80%	11.91%	6.48%
TAG Composite Index (reflects no deduction for fees or expenses)	4.06%	9.11%	4.25%
MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	3.84%	9.47%	3.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	5.97%	4.45%	4.71%